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                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND

                         (SERIES I AND SERIES II SHARES)

                      Supplement dated May 15, 2002 to the
              Statement of Additional Information dated May 1, 2002


The following sentence is added after the first sentence under the heading entitled "FOREIGN INVESTMENTS - FOREIGN SECURITIES - Risks of Developing Countries" on page 10 of the Statement of Additional Information: "The AIM V.I. Dent Demographic Trends Fund may invest up to 10% of its total assets in securities of companies domiciled in developing countries."